Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the year	$ 328,179	$ (4,132,019)
Adjustments for:
Fair value change of other liabilities	(2,200,312)	517,971
Deferred tax expense	1,248,495	1,742,936
Foreign exchange (loss) gain on cash and cash equivalents	98,185	146,930
Gain on royalty, stream and other interests	0	2,030,700
Share-based compensation	(1,054,336)	1,411,271
Amortization	183,539	183,540
Depletion	1,844,018	972,592
Realized loss on investments	604,574	0
Unrealized loss on investments	0	149,001
Cash Flows From Used In Operating Activities Gross	2,964,644	(1,038,478)
Changes in non-cash working capital:
Accounts receivable	(1,454,568)	(547,777)
Prepaid expenses	218,371	62,150
Accounts payable and accrued liabilities	566,647	925,866
Income taxes payable	188,817	395,331
Net cash flows from operating activities	2,047,169	768,346
Cash flows used in investing activities
Acquisition of royalties	4,648,336	9,366,319
Pre-acquisition royalty revenues	1,208,917	0
Restricted cash	700,000	0
Deferred royalty acquisitions	(46,728)	12,689
Proceeds from sale of investments	1,545,925	0
Net cash flows used in investing activities	(2,640,222)	(9,353,630)
Cash flows (used in) from financing activities
Share issuance	0	13,354,501
Dividends paid	445,940	0
Share redemption (normal course issuer bid)	454,214	1,776,115
Share issue costs	27,548	984,132
Exercise of warrants	532,422	48,804
Net cash flows (used in) from financing activities	(395,280)	10,643,058
(Decrease) increase in cash and cash equivalents	(988,333)	2,057,774
Impact of foreign exchange on cash and cash equivalents	(98,185)	146,930
Cash and cash equivalents, beginning of the year	5,064,802	3,153,958
Cash and cash equivalents, end of the year	$ 4,174,654	$ 5,064,802